Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) - Schedule of Assets (Held at End of Year) (Details) - Trustmark 401(k) Plan [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Notes receivable from participants	$ 4,782,331	[1]
Total assets (held at end of year)	436,109,588
Collective Investment Funds [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Current Value	191,890,803
Mutual Funds [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Current Value	160,140,231
Employee Benefit Plan Self Directed Brokerage Account [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Current Value	$ 22,228,731
Notes Receivable from Participants [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[1]
Investment, Identifier [Axis]: Allspring - Common Stock R6 Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Allspring - Common Stock R6 Fund [Member]
Description of Investment	Mutual Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 1,444,289
Investment, Identifier [Axis]: American Funds - Euro Pacific Growth Fund R6 [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	American Funds - Euro Pacific Growth Fund R6 [Member]
Description of Investment	Mutual Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 5,701,349
Investment, Identifier [Axis]: Baird - Core Plus Bond Institutional Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Baird - Core Plus Bond Institutional Fund [Member]
Description of Investment	Mutual Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 7,808,576
Investment, Identifier [Axis]: Charles Schwab & Co., Inc. - Cash & Cash Equivalents [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Charles Schwab & Co., Inc. - Cash & Cash Equivalents [Member]
Description of Investment	Self-directed Brokerage Accounts [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 3,135,591
Investment, Identifier [Axis]: Charles Schwab & Co., Inc. - Various Exchange Traded Funds [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Charles Schwab & Co., Inc. - Various Exchange Traded Funds [Member]
Description of Investment	Self-directed Brokerage Accounts [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 16,336,030
Investment, Identifier [Axis]: Charles Schwab & Co., Inc. - Various Mutual Funds [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Charles Schwab & Co., Inc. - Various Mutual Funds [Member]
Description of Investment	Self-directed Brokerage Accounts [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 2,757,110
Investment, Identifier [Axis]: Empower - Jennison Large Cap Growth Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[1]
Identity of Issue, Borrower, Lessor or Similar Party	Empower - Jennison Large Cap Growth Fund [Member]	[1]
Description of Investment	Pooled Separate Account [Member]	[1]
Participation Status	Participant or Beneficiary Directed [Member]	[1],[2]
Current Value	$ 40,594,374	[1]
Investment, Identifier [Axis]: Invesco - International Small Mid Co Fund Y [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Invesco - International Small Mid Co Fund Y [Member]
Description of Investment	Mutual Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 6,779,967
Investment, Identifier [Axis]: John Hancock - Alternative Asset Allocation Fund I [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	John Hancock - Alternative Asset Allocation Fund I [Member]
Description of Investment	Mutual Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 421,444
Investment, Identifier [Axis]: Legg Mason - BW Global Opportunities Bond Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Legg Mason - BW Global Opportunities Bond Fund [Member]
Description of Investment	Mutual Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 657,762
Investment, Identifier [Axis]: Putnam - Stable Value Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Putnam - Stable Value Fund [Member]	[3]
Description of Investment	Collective Investment Funds [Member]	[3]
Participation Status	Participant or Beneficiary Directed [Member]	[2],[3]
Current Value	$ 29,644,173	[3]
Fair value	$ 30,500,385
Investment, Identifier [Axis]: T. Rowe Price - Retirement 2010 Trust Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	T. Rowe Price - Retirement 2010 Trust Fund [Member]
Description of Investment	Collective Investment Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 1,440,816
Investment, Identifier [Axis]: T. Rowe Price - Retirement 2015 Trust Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	T. Rowe Price - Retirement 2015 Trust Fund [Member]
Description of Investment	Collective Investment Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 1,827,672
Investment, Identifier [Axis]: T. Rowe Price - Retirement 2020 Trust Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	T. Rowe Price - Retirement 2020 Trust Fund [Member]
Description of Investment	Collective Investment Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 7,710,566
Investment, Identifier [Axis]: T. Rowe Price - Retirement 2025 Trust Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	T. Rowe Price - Retirement 2025 Trust Fund [Member]
Description of Investment	Collective Investment Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 20,445,947
Investment, Identifier [Axis]: T. Rowe Price - Retirement 2030 Trust Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	T. Rowe Price - Retirement 2030 Trust Fund [Member]
Description of Investment	Collective Investment Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 39,515,555
Investment, Identifier [Axis]: T. Rowe Price - Retirement 2035 Trust Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	T. Rowe Price - Retirement 2035 Trust Fund [Member]
Description of Investment	Collective Investment Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 27,226,715
Investment, Identifier [Axis]: T. Rowe Price - Retirement 2040 Trust Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	T. Rowe Price - Retirement 2040 Trust Fund [Member]
Description of Investment	Collective Investment Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 20,093,650
Investment, Identifier [Axis]: T. Rowe Price - Retirement 2045 Trust Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	T. Rowe Price - Retirement 2045 Trust Fund [Member]
Description of Investment	Collective Investment Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 19,221,285
Investment, Identifier [Axis]: T. Rowe Price - Retirement 2050 Trust Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	T. Rowe Price - Retirement 2050 Trust Fund [Member]
Description of Investment	Collective Investment Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 10,324,557
Investment, Identifier [Axis]: T. Rowe Price - Retirement 2055 Trust Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	T. Rowe Price - Retirement 2055 Trust Fund [Member]
Description of Investment	Collective Investment Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 8,643,815
Investment, Identifier [Axis]: T. Rowe Price - Retirement 2060 Trust Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	T. Rowe Price - Retirement 2060 Trust Fund [Member]
Description of Investment	Collective Investment Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 4,375,111
Investment, Identifier [Axis]: T. Rowe Price - Retirement Balanced Trust Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	T. Rowe Price - Retirement Balanced Trust Fund [Member]
Description of Investment	Collective Investment Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 1,420,941
Investment, Identifier [Axis]: Trustmark Corporation - Common Stock [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[1]
Identity of Issue, Borrower, Lessor or Similar Party	Trustmark Corporation - Common Stock [Member]	[1]
Description of Investment	Common Stock [Member]	[1]
Participation Status	Participant or Beneficiary Directed [Member]	[1],[2]
Current Value	$ 16,473,118	[1]
Investment, Identifier [Axis]: Vanguard - Equity-Income Admiral Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Vanguard - Equity-Income Admiral Fund [Member]
Description of Investment	Mutual Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 36,854,245
Investment, Identifier [Axis]: Vanguard - Inflation-Protected Securities Admiral Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Vanguard - Inflation-Protected Securities Admiral Fund [Member]
Description of Investment	Mutual Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 2,554,703
Investment, Identifier [Axis]: Vanguard - Institutional Index Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Vanguard - Institutional Index Fund [Member]
Description of Investment	Mutual Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 37,489,204
Investment, Identifier [Axis]: Vanguard - Mid Cap Index Institutional Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Vanguard - Mid Cap Index Institutional Fund [Member]
Description of Investment	Mutual Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 25,011,981
Investment, Identifier [Axis]: Vanguard - Small Cap Index Institutional Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Vanguard - Small Cap Index Institutional Fund [Member]
Description of Investment	Mutual Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 21,036,873
Investment, Identifier [Axis]: Vanguard - Total Bond Market Index Admiral Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Vanguard - Total Bond Market Index Admiral Fund [Member]
Description of Investment	Mutual Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 5,196,679
Investment, Identifier [Axis]: Vanguard - Total International Stock Index Institutional Fund [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issue, Borrower, Lessor or Similar Party	Vanguard - Total International Stock Index Institutional Fund [Member]
Description of Investment	Mutual Funds [Member]
Participation Status	Participant or Beneficiary Directed [Member]	[2]
Current Value	$ 9,183,159
Minimum [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Notes receivable from participants, interest rate	4.25%	[1]
Maximum [Member]
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) [Abstract]
Notes receivable from participants, interest rate	9.50%	[1]

[1]	Denotes party-in-interest.
[2]	(d) Cost information is omitted due to transactions being participant or beneficiary directed under an individual account plan.
[3]	Fair value totals $30,500,385